UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07510

                   ACM MUNICIPAL SECURITIES INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
ACM MUNICIPAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                          Principal
                                                            Amount
                                                            (000)        Value
                                                          ---------   ----------

Long-Term Municipal Bonds - 167.4%
Alabama - 4.7%
Jefferson Cnty Wtr and Swr Rev
   FGIC Ser 02B
   Prerefunded 8/01/12 @ 100
   5.00%, 2/01/41......................................      $1,535   $1,663,879
Jefferson Cnty Wtr and Swr Rev
   FGIC Ser 02B
   5.00%, 2/01/41......................................       2,465    2,695,847
Jefferson Cnty Ltd Obligation
   Sch Warrants Ser 04A
   5.25%, 1/01/23......................................         525      556,826
Montgomery Spl Care Fac Fin Auth
   (Baptist Med Ctr) Ser 04C
   5.25%, 11/15/29.....................................       1,000    1,021,290
                                                                      ----------
                                                                       5,937,842
                                                                      ----------

Alaska - 6.4%
Alaska International Airport
   MBIA Ser 03B
   5.00%, 10/01/26.....................................       1,000    1,043,500
Alaska Muni Bond Bank Auth
   MBIA Ser 03E
   5.25%, 12/01/26.....................................       3,000    3,230,190
Alaska Muni Bond Bank Auth
   MBIA Ser 04G
   5.00%, 2/15/22......................................       1,585    1,676,296
Four Dam Pool Alaska
   Ser 04
   5.25%, 7/01/25......................................       2,195    2,296,607
                                                                      ----------
                                                                       8,246,593
                                                                      ----------
Arizona - 2.3%
Arizona Cap Facs Fin Corp
   (Arizona St Univ Proj)
   6.25%, 9/01/32......................................       1,550    1,615,782
Phoenix Civic Impt Corp
   Wastewater Sys Rev (JR Lien)
   MBIA Ser 04
   5.00%, 7/01/23......................................       1,250    1,335,150
                                                                      ----------
                                                                       2,950,932
                                                                      ----------

California - 15.4%
Burbank Redev Agy
   FGIC Ser 03
   5.625%, 12/01/28....................................       2,700    3,028,320
California Dept of Wtr
   Ser 02A
   5.375%, 5/01/22.....................................       2,000    2,168,920
California St
   General Obligation Ser 03
   5.00%, 2/01/32......................................       2,450    2,546,506
   5.00%, 2/01/33......................................       1,100    1,143,329

--------------------------------------------------------------------------------
ACM MUNICIPAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                       -----------   -----------

Golden St
   Tobacco Settlement XLCA Ser 03B
   5.50%, 6/01/33...................................       $ 3,000   $ 3,310,320
Golden St
   Tobacco Settlement RADIAN Ser 03B
   5.50%, 6/01/43...................................         2,250     2,443,275
Pomona Lease Rev
   AMBAC Ser 03
   5.50%, 6/01/24...................................         1,465     1,636,024
   5.50%, 6/01/34...................................         3,000     3,326,580
                                                                     -----------
                                                                      19,603,274
                                                                     -----------

Colorado - 1.9%
Colorado Toll Rev
   (Hwy E-470) Ser 00
   Zero coupon, 9/01/35.............................        10,000     1,264,000
Colorado Hlth Facs Auth Rev
   (Parkview Med Ctr) Ser 04
   5.00%, 9/01/25...................................           760       773,612
Todd Creek Farms Metro Dist No 1
   Wtr and Wastewater Rev Ser 04
   6.125%, 12/01/19.................................           400       399,704
                                                                     -----------
                                                                       2,437,316
                                                                     -----------

Connecticut - 2.3%
Connecticut St General Obligation
   MBIA Ser 412
   7.36%, 12/01/11(a)(b)............................         2,500     2,930,550
                                                                     -----------

Florida - 19.7%
Florida Hsg Fin Corp Rev MFHR
   (Westlake Apts)  FSA Ser 02-D1 AMT
   5.40%, 3/01/42...................................         8,780     8,989,227
Lee Cnty Hlth Care Fac Rev
   (Shell Point Village Proj) Ser 99A
   5.50%, 11/15/29..................................         3,670     3,675,945
Miami Beach Hlth Fac Rev
   (Mount Sinai Med Ctr)
   6.75%, 11/15/24..................................         2,000     2,244,300
Miami-Dade Cnty Spl Oblig
   MBIA Ser 04B
   5.00%, 4/01/24...................................         4,000     4,236,080
Orange Cnty Hlth Fac Auth Rev
   (Orlando Regl Healthcare) Ser 02
   5.75%, 12/01/32..................................         1,400     1,514,464
Osceola Cnty Sch Brd Ctfs
   FGIC Ser 04A
   5.00%, 6/01/22...................................         2,815     3,000,593
UCF Assn Ctfs
   FGIC Ser 04A
   5.125%, 10/01/24.................................         1,325     1,427,780
                                                                     -----------
                                                                      25,088,389
                                                                     -----------

--------------------------------------------------------------------------------
ACM MUNICIPAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                       -----------   -----------

Hawaii - 2.0%
Hawaii Elec Rev
   XLCA Ser 03B AMT
   5.00%, 12/01/22..................................        $2,500   $ 2,603,125

Illinois - 10.5%
Chicago
   General Obligation FSA Ser 04A
   5.00%, 1/01/25...................................         2,165     2,280,308
Chicago Arpt Rev
   (O'Hare Intl Arpt) XLCA Ser B-1
   5.25%, 1/01/34...................................         3,100     3,290,154
Chicago Hsg Agy SFMR
   (Mortgage Rev) GNMA/FNMA
   Ser 02B AMT
   6.00%, 10/01/33..................................           710       741,751
Chicago Park Dist
   General Obligation
   (Ltd Tax) AMBAC Ser 04A
   5.00%, 1/01/25...................................         2,585     2,729,450
Cook Cnty Sch Dist
   FSA Ser 04
   4.60%, 12/01/20(c)...............................         1,000       932,880
Illinois Fin Auth
   (Loyola Univ Chicago) XLCA Ser 04A
   5.00%, 7/01/24...................................         1,495     1,559,360
Metropolitan Pier & Exposition Rev
   (McCormick Pl) MBIA Ser 02A
   5.25%, 6/15/42...................................         1,750     1,855,087
                                                                     -----------
                                                                      13,388,990
                                                                     -----------

Indiana - 1.8%
Hendricks Cnty Bldg Facs
   General Obligation Ser 04
   5.50%, 7/15/21...................................         1,045     1,158,612
Indiana Bd Bk Rev
   FSA Ser 04B
   5.00%, 2/01/21...................................         1,100     1,170,411
                                                                     -----------
                                                                       2,329,023
                                                                     -----------
Massachusetts - 11.3%
Mass General Obligation Ser 02
   Prerefunded 11/01/12 @ 100
   5.25%, 11/01/30..................................         3,310     3,631,037
Mass General Obligation Ser 02
   5.25%, 11/01/30..................................         1,690     1,853,913
Mass Hlth & Ed Fac Hosp Rev
   (New England Med Ctr) MBIA Ser 94
   7.68%, 7/01/18(b)................................         5,000     5,189,400

--------------------------------------------------------------------------------
ACM MUNICIPAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                         Principal
                                                           Amount
                                                           (000)        Value
                                                         ---------   -----------

Mass Hsg Fin Agy MFHR
   (Rental Rev) AMBAC Ser 00A AMT
   6.00%, 7/01/41 ....................................      $2,965   $ 3,111,056
Mass Hsg Fin Agy MFHR
   (Rental Rev) MBIA Ser 00H AMT
   6.65%, 7/01/41 ....................................         545       592,617
                                                                     -----------
                                                                      14,378,023
                                                                     -----------

Michigan - 5.3%
Kent Hosp Fin Auth
   5.75%, 7/01/25 ....................................         310       331,734
Michigan St Hosp Rev
   (Trinity Hlth) Ser 00A
   6.00%, 12/01/27 ...................................       3,000     3,317,040
Saginaw Hosp Fac Rev
   (Covenant Med Ctr) Ser 00F
   6.50%, 7/01/30 ....................................       2,775     3,067,679
                                                                     -----------
                                                                       6,716,453
                                                                     -----------

Minnesota - 1.0%
Shakopee Health Care Facs Rev
   (St Francis Regl Med Ctr) Ser 04
   5.10%, 9/01/25 ....................................       1,200     1,241,376
                                                                     -----------

Mississippi - 7.4%
Adams Cnty Poll Ctl Rev
   (International Paper Co) Ser 99 AMT
   6.25%, 9/01/23 ....................................       5,000     5,288,600
Gulfport Hosp Fac Rev
   (Mem Hosp at Gulfport Proj) Ser 01A
   5.75%, 7/01/31 ....................................       4,000     4,227,080
                                                                     -----------
                                                                       9,515,680
                                                                     -----------

Nevada - 1.7%
Carson City Hosp Rev
   (Carson-Tahoe Hosp Proj)
   RADIAN Ser 03A
   5.00%, 9/01/23 ....................................       2,100     2,173,248
                                                                     -----------

New Jersey - 7.1%
Morris-Union Jointure Commission
   Ctfs of Participation Ser 04 RADIAN
   5.00%, 5/01/24 ....................................       2,000     2,090,900
New Jersey Eco Dev Auth
   (Cigarette Tax) Ser 04 FGIC
   5.00%, 6/15/12 ....................................       1,745     1,884,670
New Jersey Eco Dev Auth
   (Sch Fac Construction) Ser 05K
   5.25%, 12/15/15 ...................................       1,000     1,116,880
New Jersey St Edl Fac Auth Rev
   AMBAC Ser 02A-213
   6.51%, 9/01/21(a)(b) ..............................       3,400     3,980,312
                                                                     -----------
                                                                       9,072,762
                                                                     -----------

--------------------------------------------------------------------------------
ACM MUNICIPAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                         Principal
                                                           Amount
                                                           (000)        Value
                                                         ---------   -----------

New Mexico - 4.9%
Dona Ana Cnty Tax Rev
   AMBAC Ser 03
   5.25%, 5/01/25 ....................................      $  500   $   536,420
University of New Mexico
   FSA FHA Ser 04
   5.00%, 1/01/24 ....................................       2,235     2,353,097
   5.00%, 7/01/24 ....................................       3,195     3,363,824
                                                                     -----------
                                                                       6,253,341
                                                                     -----------

New York - 11.1%
Erie Cnty Indl Dev Agy Sch Fac Rev
   (Buffalo Sch Dist Proj) Ser 04 FSA
   5.75%, 5/01/23 ....................................         950     1,084,397
   5.75%, 5/01/24 ....................................         810       923,943
New York City
   General Obligation Ser 04I
   5.00%, 8/01/21 ....................................       3,300     3,475,824
New York City Indl Dev Agy Rev
   (Terminal One Group) Ser 94 AMT
   6.125%, 1/01/24 ...................................       8,100     8,206,596
New York City Indl Dev Agy Rev
   (British Airways) Ser 98 AMT
   5.25%, 12/01/32 ...................................         500       454,865
                                                                     -----------
                                                                      14,145,625
                                                                     -----------

North Carolina - 0.8%
Charlotte NC Arpt Rev
   MBIA Ser 04
   5.25%, 7/01/24 ....................................       1,000     1,082,760
                                                                     -----------

North Dakota - 1.9%
North Dakota Hsg Fin Agy SFMR
   (Mortgage Rev) Ser 98E AMT
   5.25%, 1/01/30 ....................................       2,365     2,386,592
                                                                     -----------

Ohio - 9.7%
Cuyahoga Cnty Hosp Fac Rev
   (University Hosp Hlth) Ser 00
   7.50%, 1/01/30 ....................................       2,400     2,699,400
Fairfield Cnty Hosp Fac Rev
   (Fairfield Med Ctr Proj) RADIAN Ser 03
   5.00%, 6/15/23 ....................................       1,255     1,300,644
Ohio Hsg Fin Agy MFHR
   (Mortgage Rev) GNMA Ser 97 AMT
   6.15%, 3/01/29 ....................................       3,650     3,755,521

--------------------------------------------------------------------------------
ACM MUNICIPAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                         Principal
                                                           Amount
                                                           (000)        Value
                                                         ---------   -----------

Ohio State Wtr Dev Auth
   (North Star) Ser 95 AMT
   6.45%, 9/01/20 ....................................      $4,075   $ 4,167,666
Port Auth Columbiana Cnty Solid Waste Fac Rev
   (Apex Environmental LLC) Ser 04A AMT
   7.125%, 8/01/25 ...................................         500       505,590
                                                                     -----------
                                                                      12,428,821
                                                                     -----------

Pennsylvania - 4.3%
Pennsylvania Parking Facs Rev
   (30th St Station) ACA Ser 02 AMT
   5.875%, 6/01/33 ...................................       2,050     2,196,247
Philadelphia Gas Wks Rev
   AGC Ser 04
   5.25%, 9/01/19 ....................................       2,045     2,194,428
   5.25%, 8/01/21 ....................................       1,000     1,064,870
                                                                     -----------
                                                                       5,455,545
                                                                     -----------

Rhode Island - 2.3%
Rhode Island Hlth & Edl Bldg Corp Rev
   (Times2 Academy) LOC-Citizens Bank Ser 04
   5.00%, 12/15/24 ...................................       1,745     1,786,863
Rhode Island Hlth & Edl Bldg Corp Rev
   (Univ of Rhode Island) AMBAC Ser 04A
   5.50%, 9/15/24 ....................................       1,000     1,108,760
                                                                     -----------
                                                                       2,895,623
                                                                     -----------

Tennessee - 7.8%
Tenn Ed Loan Rev
   (Educational Funding of South)
   Ser 97B AMT
   6.20%, 12/01/21 ...................................       9,600     9,940,896
                                                                     -----------

Texas - 16.5%
Dallas TX Arpt Rev
   (Fort Worth Intl Arpt) MBIA
   Ser 03A AMT
   5.25%, 11/01/25 ...................................       2,000     2,102,220
Harris Cnty
   Ser 03
   5.00%, 10/01/23 ...................................       1,400     1,482,586
Harris Cnty Toll Rev
   FSA Ser 02
   5.125%, 8/15/32 ...................................       5,000     5,235,650
Hidalgo Cnty Hlth Svcs
   (Mission Hosp Inc Proj) Ser 05
   5.00%, 8/15/14 ....................................          80        81,952
   5.00%, 8/15/15 ....................................         185       189,253
   5.00%, 8/15/19 ....................................          60        60,999

--------------------------------------------------------------------------------
ACM MUNICIPAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                        Principal
                                                          Amount
                                                          (000)        Value
                                                        ---------  ------------

Lewisville TX Combination Contract Rev Spl Assessment
   (Castle Hills Pub Impr Proj) ACA
   6.00%, 10/01/25....................................     $  550  $    609,543
Lower Colorado Riv Auth
   AMBAC Ser 03
   5.25%, 5/15/25.....................................      1,800     1,919,340
Lower Colorado Riv Auth
   MBIA Ser 02
   5.00%, 5/15/31.....................................      1,500     1,560,675
Matagorda Cnty Rev
   (Centerpoint Energy Houston Electric LLC)
   Ser 04
   5.60%, 3/01/27.....................................      1,000     1,055,950
MC Allen Wtr & Swr Rev
   5.25%, 02/01/21....................................      1,605     1,752,917
   5.25%, 02/01/22....................................      1,610     1,751,760
Richardson Hosp Auth Rev
   (Richardson Med Ctr) Ser 04
   6.00%, 12/01/19....................................        915     1,005,384
   5.875%, 12/01/24...................................      1,155     1,231,969
Seguin Ed Fac Rev
   (Texas Lutheran Univ) Ser 04
   5.25%, 9/01/28.....................................      1,000     1,018,750
                                                                   ------------
                                                                     21,058,948
                                                                   ------------

Utah - 2.1%
Davis Cnty Sales Tax Rev
   AMBAC Ser 03B
   5.25%, 10/01/23....................................      1,005     1,083,923
Salt Lake City Wtr Rev
   AMBAC Ser 04
   5.00%, 7/01/23.....................................      1,500     1,596,420
                                                                   ------------
                                                                      2,680,343
                                                                   ------------

Washington - 1.2%
Seattle Hsg Auth Rev MFHR
   (Wisteria Ct Proj) GNMA Ser 03
   5.20%, 10/20/28....................................      1,475     1,535,386

Wisconsin - 4.0%
Wisconsin General Obligation Ser 03
   5.00%, 11/01/26....................................      3,700     3,796,755
Wisconsin Hlth & Edl Fac Auth Rev
   (Bell Tower Residence Proj) Ser 05
   LOC-Allied Irish Bank PLC
   5.00%, 7/01/20.....................................      1,300     1,354,626
                                                                   ------------
                                                                      5,151,381
                                                                   ------------

Total Long-Term Investments
   (cost $204,008,248)................................              213,628,837
                                                                   ------------

--------------------------------------------------------------------------------
ACM MUNICIPAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                        Principal
                                                          Amount
                                                          (000)        Value
                                                        ---------  ------------

Short-Term Municipal Bonds(d) - 0.8%
Alaska - 0.4%
Valdez Alaska Marine Term Rev
   (BP Pipelines Inc Proj) Ser 2003C
   2.32%, 7/01/37 ....................................     $  500  $    500,000
                                                                   ------------

California - 0.4%
California Economic Recovery Bonds
   Ser C-1
   2.40%, 7/01/23 ....................................        500       500,000
                                                                   ------------

Total Short-Term Investments
   (cost $1,000,000) .................................                1,000,000
                                                                   ------------

Total Investments - 168.2%
   (cost $205,008,248) ...............................              214,628,837
Other assets less liabilities - 2.3% .................                2,948,199
Preferred Stock, at redemption value - (70.5)% .......              (90,000,000)
                                                                   ------------
Net Assets Applicable to Common Shareholders - 100%(e)             $127,577,036
                                                                   ============

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate market value of these securities amounted to $6,910,862 or 5.4% of net assets applicable to common shareholders.

(b) Inverse Floater Security - Security with variable interest rate that moves in the opposite direction of short-term interest rates.

(c)  Initial coupon is presented. Coupon after 12/01/07 will be 5.00%.

(d)  Variable rate coupon, rate shown is the rate in effect at July 31, 2005.

(e) Portfolio percentages are calculated based on net assets applicable to common shareholders.

     Glossary of Terms:

     ACA      - American Capital Access (Financial Guaranty Corporation)
     AGC      - American Guaranty Corporation
     AMBAC    - American Municipal Bond Assurance Corporation
     AMT      - Alternative Minimum Tax
     FGIC     - Financial Guaranty Insurance Company
     FNMA     - Federal National Mortgage Association
     FHA      - Federal Housing Administration
     FSA      - Financial Security Assurance, Inc.
     GNMA     - Government National Mortgage Association
     LOC      - Letter of Credit
     MBIA     - Municipal Bond Investors Assurance Corporation
     MFHR     - Multi-Family Housing Revenue
     RADIAN   - Radian Group, Inc.
     SFMR     - Single Family Mortgage Revenue
     XLCA     - XL Capital Assurance, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a)(1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a)(2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Municipal Securities Income Fund, Inc.


By: /s/ Marc O. Mayer
    --------------------------
    Marc O. Mayer
    President

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    --------------------------
    Marc O. Mayer
    President

Date: September 23, 2005


By: /s/ Mark D. Gersten
    --------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: September 23, 2005